UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2007

Date of reporting period:	12/31/2006

Item 1.	Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

December 31, 2006

(Unaudited)

Shares	Description	Value (USD)

	EQUITIES—108.6%
	HONG KONG/CHINA—47.1%
2,360,000	Agile Property Holdings, Ltd.	$2,208,984
	(Real Estate - Developers)
2,525,000	BOC Hong Kong Holdings, Ltd.	6,838,826
	(Banking)
750,000	Cafe De Coral Holdings, Ltd.	1,271,101
	(Consumer Discretionary)
2,810,191	China Communications Construction Co., Ltd. (Class “H” Shares)(a)	2,778,290
	(Industrials)
7,642,000	China Construction Bank (Class “H” Shares)	4,860,456
	(Banking)
1,796,000	China Life Insurance Co., Ltd. (Class “H” Shares)	6,130,363
	(Insurance)
3,110,500	China Merchants Bank Co., Ltd. (Class “H” Shares)(a)	6,590,263
	(Banking)
653,500	China Mobile, Ltd.	5,633,137
	(Telecommunications)
3,080,000	China Oilfield Services, Ltd. (Class “H” Shares)	2,134,124
	(Energy)
2,348,000	China Overseas Land & Investment, Ltd.	3,151,475
	(Real Estate - Developers)
680,000	China Resources Enterprise, Ltd.	1,947,276
	(Consumer Discretionary)
1,289,500	China Shenhua Energy Co., Ltd. (Class “H” Shares)	3,100,013
	(Energy)
1,184,000	Cosco Pacific, Ltd.	2,769,842
	(Industrials)
544,500	Esprit Holdings, Ltd.	6,064,894
	(Consumer Discretionary)

Shares	Description	Value (USD)

1,154,000	Foxconn International Holdings, Ltd.(a)	$3,763,847
	(Information Technology)
914,500	Greentown China Holdings, Ltd.(a)	1,702,510
	(Real Estate - Developers)
3,256,800	Guangzhou R&F Properties Co., Ltd.	7,022,495
	(Real Estate-Developers)
1,828,000	Hengan International Group Co., Ltd.	4,525,624
	(Consumer Staples)
464,500	Hong Kong Exchanges and Clearing, Ltd.	5,084,938
	(Diversified Financials)
490,000	HongKong Land Holdings, Ltd.	1,950,200
	(Real Estate - Developers)
382,000	Hopson Development Holdings, Ltd.	1,079,792
	(Real Estate - Developers)
3,036,000	Industrial & Commercial Bank of China (Class “H” Shares)(a)	1,885,229
	(Banking)
445,800	iShares Asia Trust - iShares A50 China Tracker	6,579,566
	(Mutual Fund)
1,283,000	Jiangxi Copper Co., Ltd. (Class “H” Shares)	1,304,723
	(Materials)
472,400	Kingboard Chemical Holdings, Ltd.	1,855,025
	(Information Technology)
1,540,000	Li & Fung, Ltd.	4,781,439
	(Consumer Discretionary)
1,575,000	Nine Dragons Paper Holdings, Ltd.	2,706,162
	(Materials)
224,500	Parkson Retail Group, Ltd.	1,111,200
	(Consumer Discretionary)

See Notes to Portfolio of Investments.

4

Shares	Description	Value (USD)

	HONG KONG/CHINA—(cont’ d.)
1,746,000	PetroChina Co., Ltd. (Class “H” Shares)	$2,460,773
	(Energy)
2,200,000	Ports Design, Ltd.	4,805,958
	(Consumer Discretionary)
1,010,000	Shui On Land, Ltd.(a)	881,671
	(Real Estate - Developers)
7,832,000	Zijin Mining Group Co., Ltd. (Class “H” Shares)	5,446,464

	(Materials)
		114,426,660

	INDIA—3.0%
78,147	Housing Development Finance Corp., Ltd.	2,864,728
	(Banking)
328,463	Rolta India, Ltd.	1,884,916
	(Information Technology)
118,932	Tata Motors, Ltd.	2,415,090

	(Industrials)
		7,164,734

	INDONESIA—4.6%
1,746,000	Bank Danamon Indonesia	1,316,303
	(Banking)
52,250,500	Bank Internasional Indonesia	1,407,603
	(Banking)
4,447,000	Bank Rakyat Indonesia	2,546,511
	(Banking)
447,000	International Nickel Indonesia	1,547,125
	(Materials)
3,778,500	Telekomunikasi Indonesia	4,258,704

	(Telecommunications)
		11,076,246

	MALAYSIA—4.8%
1,340,000	Commerce Holdings Berhad	2,935,868
	(Banking)
994,800	Gamuda Berhad	1,438,061
	(Industrials)
367,500	Kuala Lumpur Kepong Berhad	1,406,250
	(Consumer Staples)
1,650,900	Lion Diversified Holdings Berhad	2,970,596
	(Consumer Staples)

Shares	Description	Value (USD)

1,351,800	Road Builder (M) Holdings Berhad	$1,302,755
	(Industrials)
424,600	Sime Darby Berhad	866,531
	(Industrials)
247,700	Tenaga Nasional Berhad	763,902

	(Utilities)
		11,683,963

	PHILIPPINES—0.9%
82,420	Ayala Corp.	989,715
	(Diversified Financials)
165,000	Ayala Land, Inc.	51,300
	(Real Estate-Developers)
150,800	Metropolitan Bank & Trust Co.	158,232
	(Banking)
9,576,000	PNOC Energy Development Corp.(a)	946,862

	(Energy)
		2,146,109

	SINGAPORE—10.1%
2,541,000	Ascott Group, Ltd.	2,662,256
	(Real Estate - Developers)
1,337,000	Capitaland, Ltd.	5,380,243
	(Real Estate - Developers)
160,000	DBS Group Holdings, Ltd.	2,348,958
	(Banking)
222,000	Keppel Corp., Ltd.	2,538,283
	(Industrials)
845,000	Keppel Land, Ltd.	3,792,263
	(Real Estate - Developers)
459,000	SembCorp Marine, Ltd.	1,016,391
	(Industrials)
945,000	SIA Engineering Co.	2,647,818
	(Industrials)
916,000	Singapore Exchange, Ltd.	3,381,833
	(Diversified Financials)
1,073,000	Tat Hong Holdings, Ltd.	821,990

	(Diversified Financials)
		24,590,035

See Notes to Portfolio of Investments.

5

Shares	Description	Value (USD)

	SOUTH KOREA—20.3%
18,360	Doosan Heavy Industries & Construction Co., Ltd.	$872,123
	(Industrials)
112,410	Doosan Infracore Co., Ltd.	2,535,913
	(Industrials)
32,310	GS Engineering & Construction Corp.	2,870,804
	(Industrials)
107,356	Hynix Semiconductor, Inc.(a)	4,185,431
	(Information Technology)
46,070	Hyundai Engineering & Construction Co., Ltd.(a)	2,810,940
	(Industrials)
85,595	Kookmin Bank	6,882,011
	(Banking)
41,230	KT&G Corp.	2,504,833
	(Consumer Staples)
60,200	LG Fashion Corp. (a)	1,359,355
	(Consumer Discretionary)
79,800	LG International Corp.	1,966,484
	(Industrials)
8,209	Posco	2,713,733
	(Materials)
11,998	Samsung Electronics Co., Ltd.	7,870,791
	(Information Technology)
105,270	Samsung Heavy Industries Co., Ltd.	2,515,780
	(Industrials)
7,853	Shinsegae Co., Ltd.	4,891,436
	(Consumer Staples)
84,590	Woongjin Coway Co., Ltd.	2,331,730
	(Consumer Discretionary)
14,831	Yuhan Corp.	2,838,622

	(Health Care)
		49,149,986

	TAIWAN—16.7%
342,000	Delta Electronics, Inc.	1,098,331
	(Information Technology)
3,112,584	Far Eastern Textile, Ltd.(b)	2,714,228
	(Industrials)
596,040	Foxconn Technology Co., Ltd.	7,106,485
	(Information Technology)
7,278,000	Goldsun Development & Construction Co., Ltd.	3,907,718
	(Materials)

Shares	Description	Value (USD)

70,400	High Tech Computer Corp.	$1,388,551
	(Information Technology)
1,461,947	Hon Hai Precision Industry Co., Ltd.	10,401,908
	(Information Technology)
3,863,479	Shin Kong Financial Holding Co., Ltd.	4,150,691
	(Insurance)
3,860,000	Taiwan Fertilizer Co., Ltd.	7,363,232
	(Materials)
5,539,000	Tatung Co., Ltd.(a)	2,464,079

	(Information Technology)
		40,595,223

	THAILAND—1.1%
2,486,500	BEC World PCL - NVDR	1,524,733
	(Consumer Discretionary)
428,800	PTT Exploration & Production PCL (c)	1,167,255

	(Energy)
		2,691,988

	Total Investments—108.6% (cost $156,439,924)	263,524,944
	Liabilities in excess of other assets—(8.6%)	(20,860,210)

	Net Assets—100.0%	$242,664,734

The following annotations are used in the Portfolio of Investments:

(a)	Non-income producing securities.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the Company.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The following abbreviation is used in the Portfolio of Investments:

NVDR—Non-Voting Depositary Receipt

See Notes to Portfolio of Investments.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2006 was as follows:

Information Technology	17.3%
Banking	16.7
Industrials	14.1
Real Estate—Developers	12.3
Consumer Discretionary	10.4
Materials	10.3
Consumer Staples	6.7
Insurance	4.2
Diversified Financials	4.2
Telecommunications	4.1
Energy	4.1
Mutual Fund	2.7
Health Care	1.2
Utilities	0.3

108.6
Liabilities in excess of other assets	(8.6)

Total	100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

7

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald G.M Watt
Ronald G.M. Watt
President and Principal Executive Officer

Date February 23, 2007

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
Treasurer and Principal Financial Officer

Date February 23, 2007

*	Print the name and title of each signing officer under his or her signature.